
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/95


Institutional Investment Manager:

FIDELITY COMMONWEALTH TRUST
82 DEVONSHIRE STREET
BOSTON                                            MA            02109-3605


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION
IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I
UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL
PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND
COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    STEPHEN P. JONAS               TREASURER                    (617)563-7970


Signature, Place and Date of Signing:

/s/ STEPHEN P. JONAS               BOSTON                       MA    03/31/95


Managers Reporting on Behalf of Reporting Manager:

FIDELITY MANAGEMENT AND RESEARCH CORPORATION                    028-00451






















                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED